Notes Payable Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022	Oct. 18, 2022	Apr. 13, 2022	Oct. 27, 2021	Jul. 31, 2021	Jun. 06, 2020	Feb. 12, 2020
Interest expense	$ 1,315,077	$ 574,461
SBA Loan Agreement July 6, 2020
Unsecured notes payable	$ 114,800		$ 114,800					$ 114,800
Interest accrues at percentage	3.75%
Accrued interest payable	$ 11,195		6,564
SBA Loan Agreement, Feb 10, 2021
Unsecured notes payable	$ 150,000		150,000						$ 150,000
Interest accrues at percentage	3.75%
Accrued interest payable	$ 14,627		8,577
Promissory note with GearBubble, July 1, 2021
Unsecured notes payable	697,200		852,133				$ 1,162,000
Payments on loan	154,933	309,867
Promissory note with Sixth Street Lending, April 13, 2022
Unsecured notes payable	$ 0				$ 127,400
Interest accrues at percentage	12.00%
Accrued interest payable				$ 7,644
Payments on loan	$ 63,700
Original issue discount					$ 13,650
Legal and financing costs	3,750
Net proceeds from debt	$ 110,000
Interest rate, when not paid	22.00%
Issuance of common stock for debt conversion including accrued interest and fees, in Shares	891,800,000
Loan payable principal				$ 63,700
Interest expense	$ 17,836
Secured promissory note, Trillium and JP Carey, Oct 27, 2021
Payments on loan	$ 400,000	190,000
Original issue discount						$ 90,000
Legal and financing costs		$ 5,000
Interest rate, when not paid	22.00%
Secured notes payable	$ 0		$ 400,000			$ 590,000
Warrant purchase shares granted		41,666,666